Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2024
Critical accounting estimates and judgments
Critical accounting estimates and judgments
4	Critical accounting estimates and judgments

The Group makes estimates and judgments that affect the reported amounts of revenues, expenses, assets and liabilities in these financial statements. Estimates and judgments are continually assessed based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

In the process of applying the Group’s accounting policies, management has made the following judgments and accounting estimation, which have the most significant effect on the amounts recognized in the financial statements.

(a)	Impairment of financial assets measured at amortized costs

The Group applies expected credit losses model in measuring impairment of trade receivables, contract assets, other receivables, loans and advances to customers. The expected loss rates are based on the Group’s past loss experiences, existing market conditions as well as forward looking estimates at the end of each reporting period.

Details of the methodology and key inputs used are disclosed in Note 5.1(b)(ii).

4	Critical accounting estimates and judgments (Continued)
(b)	Income taxes

The Group is subject to income taxes in numerous jurisdictions. Judgement is required in determining the provision for income taxes.

The recognition of deferred tax assets is based upon whether it is more likely than not that sufficient and suitable taxable profits will be available in the future against which the deductible temporary difference can be utilised. To determine the future taxable profits, reference is made to the latest available profit forecasts. Where the temporary difference is related to losses, relevant tax law is considered to on a jurisdictional basis determine the availability of the losses to offset against the future taxable profits.

Significant items on which the Group has exercised accounting judgment include recognition of deferred tax assets in respect of tax losses. Recognition of the deferred tax assets involves judgment regarding the future financial performance of the Group.

The deferred tax assets recognized as at December 31, 2023 and 2024 were mainly attributable to major operating companies in Mainland China, which are eligible for preferential tax policies applicable for the qualification of “High and New Technology Enterprise”, and being entitled to a preferential income tax rate of 15% and the number of years that deductible tax losses can be utilised is extended to 10 years.

The carrying amount and reliability of deferred tax assets were reviewed periodically at the end of each reporting period by comparing forecasted taxable profits in prior period to actual results in the current period and comparing revenue growth rate and profit margin in the current year forecast to historical results and industry trends.

Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact current income tax and deferred income tax in the period in which such determination is made.

(c)	Recognition of share-based compensation expenses

As mentioned in Note 28, equity-settled share-based compensation schemes were established for the employees. The directors have used applicable models to determine the grant date fair value of the options or restricted shares granted to employees, which is to be expensed over the vesting period. Significant estimate on assumptions, such as the underlying equity value, risk-free interest rate, expected volatility and dividend yield, is required to be made by the directors in applying the relevant models. The values of options or restricted shares are subject to subjectivity and uncertainty relating to the assumptions and limitation of the model used to estimate such values. In addition, The Group is required to estimate the percentage of grantees that will remain in employment with the Group and whether the performance conditions for vesting will be met at the end of the vesting period. The Group only recognizes an expense for those share options or restricted shares expected to vest over the vesting period.

(d)	Impairment of intangible assets including goodwill

The Group is required to test impairment for goodwill, and intangible assets not ready for use on an annual basis or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Other intangible assets are tested whenever events or changes in circumstances indicate that the carrying amount of those assets exceeds its recoverable amount. Intangible assets are tested for impairment based on the recoverable amount of the cash generating unit (“CGU”) to which these assets are related. The recoverable amount is determined based on the higher of fair value less costs to sell and value in use.

Determination of the value in use is an area involving management judgment in order to assess whether the carrying value of intangible assets can be supported by the net present value of future cash flows. In calculating the net present value of the future cash flows, certain assumptions are required to be made in respect of highly uncertain areas including management’s expectations of (i) revenue growth rates; (ii) long-term growth rate; (iii) pre-tax discount rate; and (iv) profit margin.

Details of the methodology and key inputs used are disclosed in Note 15.

4	Critical accounting estimates and judgments (Continued)
(e)	Consolidation of VIEs

As disclosed in Note 1.2, the Group exercises control over the VIEs and has the right to recognize and receive substantially all the economic benefits through the Contractual Arrangements. The Group considers that it controls the VIEs notwithstanding the fact that it does not hold direct equity interests in the VIEs, as it has power over the financial and operating policies of the VIEs and receive substantially all the economic benefits from the business activities of the VIEs through the Contractual Arrangements. Accordingly, all these VIEs are accounted for as controlled structured entities and their financial statements have also been consolidated by the Company.